PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2020	Jul. 04, 2020	Oct. 05, 2019	Jul. 06, 2019	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					$ 1,427,000,000
Additions					124,000,000	$ 141,000,000
Impairment loss recognised in profit or loss, property, plant and equipment	$ 7,000,000	$ 16,000,000	$ 10,000,000
Transfers					2,000,000
Property, plant and equipment, ending balance	1,417,000,000				1,417,000,000	1,427,000,000
Government grants (less than)					0	1,000,000
Impairment loss recognised in profit or loss, property, plant and equipment	7,000,000	16,000,000	10,000,000
Expense of restructuring activities				$ 2,000,000	10,000,000	2,000,000
Reversal of impairment loss recognised in profit or loss	10,000,000
Interest costs capitalised					(4,000,000)	(2,000,000)
Impairment loss recognised in profit or loss, property, plant and equipment	7,000,000	$ 16,000,000	$ 10,000,000
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					2,328,000,000	2,170,000,000
Additions					124,000,000	141,000,000
Disposals					17,000,000	13,000,000
Impairment loss recognised in profit or loss, property, plant and equipment					(7,000,000)
Transfers					2,000,000	(1,000,000)
Effect of foreign exchange					20,000,000	7,000,000
Property, plant and equipment, ending balance	2,450,000,000				2,450,000,000	2,328,000,000
Impairment loss recognised in profit or loss, property, plant and equipment					(7,000,000)
Impairment loss recognised in profit or loss, property, plant and equipment					(7,000,000)
Cost | Increase (decrease) due to changes in accounting policy
Reconciliation of changes in property, plant and equipment [abstract]
Increase (Decrease) Through Adoption of IFRS 16						24,000,000
Increase (Decrease) Through Adoption of IFRS 16						24,000,000
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					(901,000,000)	(768,000,000)
Depreciation					128,000,000	133,000,000
Disposals					(13,000,000)	(11,000,000)
Impairment loss recognised in profit or loss, property, plant and equipment					13,000,000	10,000,000
Effect of foreign exchange					4,000,000	1,000,000
Property, plant and equipment, ending balance	(1,033,000,000)				(1,033,000,000)	(901,000,000)
Impairment loss recognised in profit or loss, property, plant and equipment					13,000,000	10,000,000
Impairment loss recognised in profit or loss, property, plant and equipment					13,000,000	10,000,000
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					15,000,000
Property, plant and equipment, ending balance	15,000,000				15,000,000	15,000,000
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					15,000,000	12,000,000
Additions					0	0
Disposals					0	0
Impairment loss recognised in profit or loss, property, plant and equipment					0
Transfers					0	0
Effect of foreign exchange					0	0
Property, plant and equipment, ending balance	15,000,000				15,000,000	15,000,000
Impairment loss recognised in profit or loss, property, plant and equipment					0
Impairment loss recognised in profit or loss, property, plant and equipment					0
Land | Cost | Increase (decrease) due to changes in accounting policy
Reconciliation of changes in property, plant and equipment [abstract]
Increase (Decrease) Through Adoption of IFRS 16						3,000,000
Increase (Decrease) Through Adoption of IFRS 16						3,000,000
Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					0	0
Depreciation					0	0
Disposals					0	0
Impairment loss recognised in profit or loss, property, plant and equipment					0	0
Effect of foreign exchange					0	0
Property, plant and equipment, ending balance	0				0	0
Impairment loss recognised in profit or loss, property, plant and equipment					0	0
Impairment loss recognised in profit or loss, property, plant and equipment					0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					205,000,000
Property, plant and equipment, ending balance	198,000,000				198,000,000	205,000,000
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					385,000,000	375,000,000
Additions					0	0
Disposals					0	0
Impairment loss recognised in profit or loss, property, plant and equipment					0
Transfers					4,000,000	4,000,000
Effect of foreign exchange					2,000,000	2,000,000
Property, plant and equipment, ending balance	391,000,000				391,000,000	385,000,000
Impairment loss recognised in profit or loss, property, plant and equipment					0
Impairment loss recognised in profit or loss, property, plant and equipment					0
Buildings | Cost | Increase (decrease) due to changes in accounting policy
Reconciliation of changes in property, plant and equipment [abstract]
Increase (Decrease) Through Adoption of IFRS 16						4,000,000
Increase (Decrease) Through Adoption of IFRS 16						4,000,000
Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					(180,000,000)	(161,000,000)
Depreciation					13,000,000	19,000,000
Disposals					0	0
Impairment loss recognised in profit or loss, property, plant and equipment					0	0
Effect of foreign exchange					0	0
Property, plant and equipment, ending balance	(193,000,000)				(193,000,000)	(180,000,000)
Impairment loss recognised in profit or loss, property, plant and equipment					0	0
Impairment loss recognised in profit or loss, property, plant and equipment					0	0
Production Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					1,075,000,000
Property, plant and equipment, ending balance	1,086,000,000				1,086,000,000	1,075,000,000
Production Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					1,796,000,000	1,688,000,000
Additions					11,000,000	3,000,000
Disposals					17,000,000	13,000,000
Impairment loss recognised in profit or loss, property, plant and equipment					0
Transfers					121,000,000	98,000,000
Effect of foreign exchange					15,000,000	3,000,000
Property, plant and equipment, ending balance	1,926,000,000				1,926,000,000	1,796,000,000
Impairment loss recognised in profit or loss, property, plant and equipment					0
Impairment loss recognised in profit or loss, property, plant and equipment					0
Production Equipment | Cost | Increase (decrease) due to changes in accounting policy
Reconciliation of changes in property, plant and equipment [abstract]
Increase (Decrease) Through Adoption of IFRS 16						17,000,000
Increase (Decrease) Through Adoption of IFRS 16						17,000,000
Production Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					(721,000,000)	(607,000,000)
Depreciation					115,000,000	114,000,000
Disposals					(13,000,000)	(11,000,000)
Impairment loss recognised in profit or loss, property, plant and equipment					13,000,000	10,000,000
Effect of foreign exchange					4,000,000	1,000,000
Property, plant and equipment, ending balance	(840,000,000)				(840,000,000)	(721,000,000)
Impairment loss recognised in profit or loss, property, plant and equipment					13,000,000	10,000,000
Impairment loss recognised in profit or loss, property, plant and equipment					13,000,000	10,000,000
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					132,000,000
Property, plant and equipment, ending balance	118,000,000				118,000,000	132,000,000
Construction in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					132,000,000	95,000,000
Additions					113,000,000	138,000,000
Disposals					0	0
Impairment loss recognised in profit or loss, property, plant and equipment					(7,000,000)
Transfers					(123,000,000)	(103,000,000)
Effect of foreign exchange					3,000,000	2,000,000
Property, plant and equipment, ending balance	118,000,000				118,000,000	132,000,000
Impairment loss recognised in profit or loss, property, plant and equipment					(7,000,000)
Impairment loss recognised in profit or loss, property, plant and equipment					(7,000,000)
Construction in Progress | Cost | Increase (decrease) due to changes in accounting policy
Reconciliation of changes in property, plant and equipment [abstract]
Increase (Decrease) Through Adoption of IFRS 16						0
Increase (Decrease) Through Adoption of IFRS 16						0
Construction in Progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance					0	0
Depreciation					0	0
Disposals					0	0
Impairment loss recognised in profit or loss, property, plant and equipment					0	0
Effect of foreign exchange					0	0
Property, plant and equipment, ending balance	$ 0				0	0
Impairment loss recognised in profit or loss, property, plant and equipment					0	0
Impairment loss recognised in profit or loss, property, plant and equipment					$ 0	$ 0